Jack-Up Rigs - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Jack Up Rigs [Abstract]
Accumulated depreciation, jack-up rigs	$ 661.2		$ 661.2		$ 598.1
Depreciation related to property, plant and equipment	$ 0.3	$ 0.4	$ 0.6	$ 0.8